Share-based Compensation - Activity (Details) - Pre-IPO Plans ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	27,856,130	27,856,130	30,092,800	30,092,800
Options granted (in shares) | shares	3,272,000	3,272,000	1,930,000	1,930,000
Exercised (in shares) | shares	(5,001,660)	(5,001,660)	(2,070,915)	(2,070,915)
Forfeited (in shares) | shares	(2,771,965)	(2,771,965)	(2,095,755)	(2,095,755)
Outstanding, ending (in shares) | shares	23,354,505	23,354,505	27,856,130	27,856,130	30,092,800	30,092,800
Vested and expected to vest, ending (in shares) | shares	22,918,548	22,918,548					22,918,548
Exercisable, ending (in shares) | shares	17,412,280	17,412,280					17,412,280
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.2124		$ 0.2147
Granted (per share) | $ / shares	0.2513		0.3043
Exercised (per share) | $ / shares	0.1244		0.1184
Forfeited (per share) | $ / shares	0.3574		0.4236
Outstanding, ending (per share) | $ / shares	0.2194		$ 0.2124		$ 0.2147
Vested and expected to vest, ending (per share) | $ / shares	0.2056	$ 0.2056
Exercisable, ending (per share) | $ / shares	$ 0.1682	$ 0.1682
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 1 month 21 days	6 years 1 month 21 days	6 years 10 months 2 days	6 years 10 months 2 days	7 years 9 months 4 days	7 years 9 months 4 days
Vested and expected to vest at the end of the period	5 years 10 months 6 days	5 years 10 months 6 days
Exercisable at the end of the period	5 years 7 days	5 years 7 days
Aggregate Intrinsic Value
Outstanding	$ 10,165	$ 10,165	$ 7,491	$ 7,491	$ 18,616	$ 18,616	¥ 70,769	¥ 51,507	¥ 121,121
Vested and expected to vest	10,293	10,293					71,659
Exercisable	$ 8,471	$ 8,471					¥ 58,973
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.5285	$ 3.6335	$ 0.5413	$ 3.5221
Granted (per share) | (per share)	0.3293	2.2925	0.4223	2.9035
Exercised (per share) | (per share)	0.4723	3.2877	0.4953	3.4055
Forfeited (per share) | (per share)	0.6901	4.8045	0.6482	4.4565
Outstanding, ending (per share) | (per share)	$ 0.4934	$ 3.4351	$ 0.5285	$ 3.6335	$ 0.5413	$ 3.5221
Vested and expected to vest, ending (per share)	0.5119	3.5636
Exercisable, ending (per share)	0.5330	3.7104